Borrowing - Liabilities from financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Borrowings
Liabilities arising from financing activities at beginning of period	€ 44,369
Change in liabilities arising from financing activities
Proceeds /(repayment) of borrowings	(224)
Interest paid	(991)
Net financial costs	(534)
Reclassification	486
other	(93)
Liabilities arising from financing activities at end of period	43,013	€ 44,369
Borrowings	43,259	46,574
Net receivable in relation to financial instruments	246	2,205
Financing costs	€ 1,074	€ 1,406	€ 2,046